Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movements in the carrying amount of property and equipment
Depreciation on items of property and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Furniture and office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease
Movements in the carrying amount of property and equipment were as follows:

In thousands of USD	Buildings	Technical equipment and machinery	Transportation equipment, office equipment and other equipment	Right of use assets - Office and Warehouse	Total
Balance as of January 1, 2021	2,987	2,991	14,192	21,757	41,927
Additions and modifications(1)	381	829	5,957	4,092	11,259
Disposals	(540)	(344)	(1,591)	—	(2,475)
Reclassification	(336)	459	(123)	—	—
Effect of translation	(103)	(202)	(819)	(1,173)	(2,297)
Balance as of December 31, 2021	2,389	3,733	17,616	24,676	48,414
Additions and modifications(1)	878	3,051	7,218	7,491	18,638
Disposals	(31)	—	(67)	—	(98)
Reclassification	—	—	—	—	—
Effect of translation	(409)	(582)	(2,559)	(3,781)	(7,331)
Balance as of December 31, 2022	2,827	6,202	22,208	28,386	59,623
Accumulated depreciation
Balance as of January 1, 2021	(1,969)	(1,701)	(9,687)	(8,262)	(21,619)
Depreciation charge	(402)	(834)	(2,804)	(5,405)	(9,445)
Accumulated depreciation on disposals	372	457	1,442	—	2,271
Lease modifications	—	—	—	861	861
Reclassification	152	(174)	40	—	18
Effect of translation	77	117	549	581	1,324
Balance as of December 31, 2021	(1,770)	(2,135)	(10,460)	(12,225)	(26,590)
Depreciation charge	(408)	(899)	(3,667)	(6,480)	(11,454)
Accumulated depreciation on disposals	3	—	50	—	53
Lease modifications	—	—	—	3,444	3,444
Reclassification	—	—	—	—	—
Effect of translation	267	263	1,412	1,480	3,422
Balance as of December 31, 2022	(1,908)	(2,771)	(12,665)	(13,781)	(31,125)
Carrying amount as of December 31, 2021	619	1,598	7,156	12,451	21,824
Carrying amount as of December 31, 2022	919	3,431	9,543	14,605	28,498
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(1)The additions and modifications for the "Right of use of assets - Office and Warehouse" includes additions impact of USD 10,391 thousand and modifications impact of USD (2,900) thousand as of December 31, 2022 (December 31, 2021: additions impact of USD 3,485 thousand and modifications impact of USD 607 thousand).

Schedule of lease liabilities and movements during the period
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

In thousands of USD	Right of use assets	Lease Liabilities

As at January 1, 2021	13,495	13,388
Additions	3,485	3,427
Depreciation	(5,405)	—
Interest expense	—	1,527
Lease modifications	1,468	1,388
Payments	—	(6,615)
Effect of translation	(592)	(578)
As at January 1, 2022	12,451	12,537
Additions	10,391	10,160
Depreciation	(6,480)	—
Interest expense	—	1,710
Lease modifications	543	595
Payments	—	(8,666)
Effect of translation	(2,300)	(2,489)
As at December 31, 2022	14,605	13,847

Schedule of amounts recognized in profit or loss related to right of use assets and leases
The following are the amounts recognized in profit or loss:

In thousands of USD	2020	2021	2022
Depreciation expense of right-of-use assets	(5,138)	(5,405)	(6,480)
Interest expense on lease liabilities	(1,516)	(1,527)	(1,710)
Expense relating to short-term leases	(1,549)	(1,740)	(2,708)
Total amount recognized in profit or loss	(8,203)	(8,672)	(10,898)